CREDIT AGREEMENT AND LONG TERM LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Debt Instrument Principal Balance [Table Text Block]
At the origination date, the $10 million principal balance of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
$8,325

Schedule Of Debt Instrument Carrying Amount [Table Text Block]

At July 31, 2013, the carrying amount of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$7,692

Schedule of Long-term Debt Instruments [Table Text Block]

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):
	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345